Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000018545
Account Value [Line Items]
Account Value	$ 28,561	$ 23,701	$ 18,767	$ 23,713	$ 19,696	$ 15,904	$ 12,209	$ 13,512	$ 11,186	$ 10,111	$ 10,000
C000018546
Account Value [Line Items]
Account Value	20,240	18,650	16,416	19,532	15,528	13,778	11,195	12,718	11,013	9,281	10,000
C000018547
Account Value [Line Items]
Account Value	15,824	15,397	13,243	15,230	13,519	12,866	10,747	12,624	10,102	9,869	10,000
C000018549
Account Value [Line Items]
Account Value	11,085	10,994	10,570	12,330	12,558	11,582	10,607	10,693	10,296	9,986	10,000
C000018548
Account Value [Line Items]
Account Value	13,113	12,930	11,696	15,971	12,557	13,242	10,886	11,547	10,328	10,025	10,000
C000047304
Account Value [Line Items]
Account Value	14,338	13,464	12,095	14,340	13,249	12,452	11,065	11,638	10,591	9,829	10,000
C000047305
Account Value [Line Items]
Account Value	16,529	15,098	13,183	15,760	13,942	12,951	11,122	11,933	10,654	9,770	10,000
C000047306
Account Value [Line Items]
Account Value	18,770	16,768	14,215	17,169	14,619	13,320	11,282	12,270	10,609	9,669	10,000
C000047307
Account Value [Line Items]
Account Value	19,624	17,352	14,518	17,636	14,745	13,620	11,342	12,526	10,656	9,613	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,699	15,949	13,523	15,778	14,010	13,022	10,631	12,374	9,963	9,696	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,875	11,638	10,961	12,598	12,739	11,842	10,835	10,863	10,436	10,043	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	16,816	16,061	13,618	15,888	14,107	13,113	10,705	12,461	9,981	9,744	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	12,467	12,351	11,262	15,033	11,923	13,107	10,752	11,394	10,324	9,921	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	$ 33,560	$ 26,953	$ 21,302	$ 26,340	$ 20,830	$ 17,220	$ 13,102	$ 13,761	$ 11,308	$ 10,092	$ 10,000